LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Schedule of Right-of-Use Assets
Movements in right-of-use assets and lease liabilities as of December 31, 2021 and 2020 were as follow:

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2021	76,374	9,486	4,150	90,010
Additions	46,237	14,972	17,873	79,082
Disposals	(575)	—	—	(575)
Depreciation (note 6)	(17,368)	(2,354)	(4,111)	(23,833)
Foreign currency translation	(103)	—	—	(103)
December 31, 2021	104,565	22,104	17,912	144,581

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2020	51,625	6,642	514	58,781
Additions	41,341	3,388	4,743	49,472
Additions from business combinations (note 26.18)	513	—	—	513
Disposals	(672)	—	(43)	(715)
Depreciation (note 6)	(16,030)	(544)	(1,064)	(17,638)
Translation	(403)	—	—	(403)
December 31, 2020	76,374	9,486	4,150	90,010

Schedule of Lease Liabilities

Lease liabilities

January 1, 2021	87,598
Additions (1)	74,011
Foreign exchange difference (1)	(4,031)
Foreign currency translation (2)	(89)
Interest expense (1)	5,415
Payments (2)	(27,201)
Disposals	(1,218)
December 31, 2021	134,485

Lease liabilities

January 1, 2020	61,363
Additions (1)	49,472
Additions from business combinations (note 26.18)	584
Foreign exchange difference (1)	(1,916)
Foreign currency translation (2)	(301)
Interest expense (1)	4,944
Payments (2)	(25,141)
Disposals	(895)
Discounts (note 32)	(512)
December 31, 2020	87,598

(1) Non-cash transactions.
(2) Cash transactions.

Schedule of Lease Contracts Not Yet Commenced
The Company has some lease contracts that have not yet commenced as of December 31, 2021 and 2020. The future lease payments for these lease contracts are disclosed as follows:

As of December 31, 2021
Year	Amount
2022	141

As of December 31, 2020
Year	Amount
2021	71
2022	71
2023	71
2024	71
2025	71
2026	71
2027	71
2028	71
2029	71

Schedule of Outstanding Balance of Lease Liabilities	The outstanding balance of the lease liabilities as of December 31, 2021 and 2020 is as follows:

	As of December 31,
Lease liabilities	2021	2020

Current	25,917	15,358
Non-current	108,568	72,240
TOTAL	134,485	87,598